UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Air Freight & Logistics — 2.5%
FedEx Corp.	211,637	$44,026,845

		$44,026,845

Auto Components — 1.7%
Delphi Automotive PLC	327,942	$29,652,516

		$29,652,516

Banks — 7.5%
Bank of America Corp.	1,567,661	$37,811,983
JPMorgan Chase & Co.	667,017	61,232,161
Wells Fargo & Co.	622,430	33,573,874

		$132,618,018

Beverages — 1.2%
Constellation Brands, Inc., Class A	105,594	$20,416,600

		$20,416,600

Biotechnology — 2.5%
Celgene Corp.(1)	326,688	$44,236,822

		$44,236,822

Capital Markets — 3.1%
Charles Schwab Corp. (The)	743,586	$31,899,840
Credit Suisse Group AG	1,457,461	22,403,624

		$54,303,464

Containers & Packaging — 2.5%
International Paper Co.	554,047	$30,461,504
Sealed Air Corp.	318,918	13,876,122

		$44,337,626

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	885,242	$34,524,438
Zayo Group Holdings, Inc.(1)	689,342	22,603,524

		$57,127,962

Electric Utilities — 1.6%
NextEra Energy, Inc.	197,489	$28,851,168

		$28,851,168

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	580,349	$14,885,952

		$14,885,952

Equity Real Estate Investment Trusts (REITs) — 2.4%
Equity Residential	293,623	$19,983,981
Simon Property Group, Inc.	136,050	21,563,925

		$41,547,906

Security	Shares	Value
Food Products — 1.3%
Mondelez International, Inc., Class A	516,297	$22,727,394

		$22,727,394

Health Care Equipment & Supplies — 4.1%
Danaher Corp.	477,796	$38,935,596
Zimmer Biomet Holdings, Inc.	277,198	33,629,661

		$72,565,257

Household Durables — 2.4%
Newell Brands, Inc.	457,992	$24,145,338
Whirlpool Corp.	103,727	18,450,959

		$42,596,297

Household Products — 1.3%
Colgate-Palmolive Co.	310,093	$22,388,715

		$22,388,715

Industrial Conglomerates — 1.1%
General Electric Co.	742,525	$19,016,065

		$19,016,065

Insurance — 3.4%
American Financial Group, Inc.	268,531	$27,229,043
Chubb, Ltd.	224,584	32,892,573

		$60,121,616

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	52,862	$52,216,026

		$52,216,026

Internet Software & Services — 7.9%
Akamai Technologies, Inc.(1)	359,734	$16,957,861
Alphabet, Inc., Class C(1)	79,759	74,215,749
Facebook, Inc., Class A(1)	102,491	17,346,602
GoDaddy, Inc., Class A(1)	726,519	31,225,787

		$139,745,999

IT Services — 3.1%
Visa, Inc., Class A	554,366	$55,192,679

		$55,192,679

Machinery — 4.6%
Caterpillar, Inc.	342,546	$39,033,117
Fortive Corp.	659,212	42,677,385

		$81,710,502

Multi-Utilities — 1.4%
Sempra Energy	220,372	$24,904,240

		$24,904,240

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	325,864	$35,581,090
ConocoPhillips	473,908	21,501,206
EOG Resources, Inc.	234,281	22,289,494
Phillips 66	182,788	15,308,495

		$94,680,285

Security	Shares	Value
Personal Products — 2.9%
Estee Lauder Cos., Inc. (The), Class A	287,186	$28,428,542
Unilever NV	394,034	22,963,360

		$51,391,902

Pharmaceuticals — 7.2%
Eli Lilly & Co.	353,992	$29,260,979
Johnson & Johnson	471,093	62,523,463
Zoetis, Inc.	550,514	34,418,135

		$126,202,577

Road & Rail — 2.2%
CSX Corp.	786,875	$38,824,412

		$38,824,412

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	1,023,443	$36,301,523
NXP Semiconductors NV(1)	170,904	18,855,839

		$55,157,362

Software — 4.3%
Microsoft Corp.	1,047,472	$76,151,214

		$76,151,214

Specialty Retail — 2.9%
Home Depot, Inc. (The)	337,119	$50,433,002

		$50,433,002

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	530,386	$78,884,310

		$78,884,310

Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc.(1)	161,186	$9,935,505
NIKE, Inc., Class B	462,913	27,335,013

		$37,270,518

Tobacco — 2.7%
Altria Group, Inc.	738,483	$47,979,241

		$47,979,241

Total Common Stocks (identified cost $1,479,264,874)		$1,762,164,492

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	29,180,263	$29,186,099

Total Short-Term Investments (identified cost $29,186,099)		$29,186,099

Total Investments — 101.7% (identified cost $1,508,450,973)		$1,791,350,591

Call Options Written — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	290	$2,450	8/2/17	$(651,050)
S&P 500 Index	290	2,435	8/4/17	(1,084,600)
S&P 500 Index	290	2,440	8/7/17	(975,850)
S&P 500 Index	290	2,455	8/9/17	(626,400)
S&P 500 Index	285	2,460	8/11/17	(530,100)
S&P 500 Index	285	2,470	8/14/17	(363,375)
S&P 500 Index	285	2,470	8/16/17	(390,450)
S&P 500 Index	280	2,470	8/18/17	(425,600)
S&P 500 Index	285	2,470	8/21/17	(454,575)
S&P 500 Index	285	2,480	8/23/17	(327,750)
S&P 500 Index	285	2,485	8/25/17	(285,000)
S&P 500 Index	285	2,475	8/28/17	(453,150)

				$(6,567,900)

Total Call Options Written (premiums received $4,967,427)				$(6,567,900)

Other Assets, Less Liabilities — (1.3)%				$(22,866,107)

Net Assets — 100.0%				$1,761,916,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $169,314.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,750	$6,370,521
Options written	34,790	64,057,451
Options terminated in closing purchase transactions	(23,490)	(44,143,305)
Options exercised	(3,295)	(6,140,962)
Options expired	(8,320)	(15,176,278)

Outstanding, end of period	3,435	$4,967,427

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,567,900.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,514,663,610

Gross unrealized appreciation	$289,543,133
Gross unrealized depreciation	(12,856,152)

Net unrealized appreciation	$276,686,981

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$212,168,359	$—		$—	$212,168,359
Consumer Staples	141,940,492	22,963,360		—	164,903,852
Energy	109,566,237	—		—	109,566,237
Financials	224,639,474	22,403,624		—	247,043,098
Health Care	243,004,656	—		—	243,004,656
Industrials	183,577,824	—		—	183,577,824
Information Technology	405,131,564	—		—	405,131,564
Materials	44,337,626	—		—	44,337,626
Real Estate	41,547,906	—		—	41,547,906
Telecommunication Services	57,127,962	—		—	57,127,962
Utilities	53,755,408	—		—	53,755,408
Total Common Stocks	$1,716,797,508	$45,366,984	*	$—	$1,762,164,492
Short-Term Investments	$—	$29,186,099		$—	$29,186,099
Total Investments	$1,716,797,508	$74,553,083		$—	$1,791,350,591

Liability Description
Call Options Written	$(6,567,900)	$—		$—	$(6,567,900)
Total	$(6,567,900)	$—		$—	$(6,567,900)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017